Significant Events and Transactions in the Period (Details) - ILS (₪)		1 Months Ended
	Jun. 02, 2021	Mar. 31, 2021	Mar. 18, 2021
Significant Events And Transactions In The Period [Abstract]
Consolidation amount			₪ 310,000,000
Ordinary shares	15,000,000		24,800,000
Par value per share	₪ 0.125
Reverse Stock Split	the Company’s shareholders approved an additional reverse split at a ratio of one-for-2.94, pursuant to which holders of the Company’s Ordinary Shares received one Ordinary Share for every 2.94 Ordinary Shares held.	the Company’s shareholders approved a reverse stock split at a ratio of 12.5:1, such that the authorized share capital of the Company following such consolidation was NIS 310,000,000 divided into 24,800,000 Ordinary Shares.